Acquisitions and divestments - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions	€ 2,824	€ 259
Deferred tax liabilities recognised as of acquisition date	€ 45			€ 45
Discount rate applied to cash flow projections	6.50%			6.50%
Other non-current financial assets	€ 630	430	€ 248	€ 630
Losses on disposals of other remaining business	43	30	€ 88
Contingent liabilities recognised as of acquisition date	70			70
Aggregated impact on goodwill	168			168
Aggregated impact on other intangible assets	184			184
Aging & Caregiving [member]
Acquisitions and divestments [Line Items]
Other non-current financial assets	40			40
Losses on disposals of other remaining business	75
Acquisitions and divestments [Domain]
Acquisitions and divestments [Line Items]
Goodwill recognised as of acquisition date	2,102			2,102
Identifiable intangible assets recognised as of acquisition date	840			840
Deferred tax liabilities recognised as of acquisition date	206			206
BioTelemetry [Member]
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions	2,132
Goodwill recognised as of acquisition date	1,776			1,776
Identifiable intangible assets recognised as of acquisition date	623			623
Deferred tax liabilities recognised as of acquisition date	(160)			€ (160)
Settled liabilities, contingent liabilities recognised in business combination	€ 172
Discount rate applied to cash flow projections	10.00%			10.00%
Useful life measured as period of time, intangible assets other than goodwill	14 years
Revenue of acquiree since acquisition date	€ 387
Profit (loss) of acquiree since acquisition date	32
Cash transferred	2,337			€ 2,337
Capsule Technologies [Member]
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions	520
Goodwill recognised as of acquisition date	325			325
Identifiable intangible assets recognised as of acquisition date	217			217
Deferred tax liabilities recognised as of acquisition date	€ (46)			€ (46)
Discount rate applied to cash flow projections	12.00%			12.00%
Useful life measured as period of time, intangible assets other than goodwill	17 years
Revenue of acquiree since acquisition date	€ 75
Profit (loss) of acquiree since acquisition date	10
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	40
Cash transferred	539			€ 539
Remaining two acquisitions [Member]
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions				29
Identifiable intangible assets recognised as of acquisition date	15			15
Deferred tax liabilities recognised as of acquisition date	2			2
Aggregated impact on goodwill	20			20
Intact Vascular [Member]
Acquisitions and divestments [Line Items]
Goodwill recognised as of acquisition date	148			148
Identifiable intangible assets recognised as of acquisition date	169			169
Deferred tax liabilities recognised as of acquisition date	€ (42)			€ (42)
Discount rate applied to cash flow projections	15.00%			15.00%
Useful life measured as period of time, intangible assets other than goodwill	14 years
Contingent liabilities recognised as of acquisition date	€ 70			€ 70
Cash transferred	€ 241			€ 241
Acquisition-related costs		€ 2